Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	$ 3,802,773	$ 5,561,392
Allowance for doubtful accounts	(152,768)	(217,676)
Total accounts receivable, net	$ 3,650,005	$ 5,343,716